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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
383,886		ING Alternative Beta Fund - Class I	$3,938,668	5 .0
372,375	@	ING Clarion Global Real Estate Portfolio - Class I	3,105,610	4 .0
160,528		ING Growth and Income Portfolio - Class I	3,104,620	3 .9
3,617,644		ING Intermediate Bond Portfolio - Class I	46,161,139	58 .5
1,426,609		ING International Index Portfolio - Class I	10,043,330	12 .7
300,270	@	ING Large Cap Growth Portfolio - Class I	3,483,126	4 .4
478,877	@	ING Large Cap Value Portfolio - Class I	3,500,588	4 .5
296,297		ING MidCap Opportunities Portfolio - Class I	3,093,342	3 .9
152,668		ING Small Company Portfolio - Class I	2,320,550	3 .0

		Total Investments in Affiliated Investment Companies
		(Cost $74,799,513)	$78,750,973	99 .9
		Assets in Excess of Other Liabilities	114,209	0 .1
		Net Assets	$78,865,182	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $81,987,523.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,957,384
		Gross Unrealized Depreciation		(8,193,934)
		Net Unrealized depreciation		$(3,236,550)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$78,750,973	$—	$—	$78,750,973
Total Investments, at value	$78,750,973	$—	$—	$78,750,973

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
931,296		ING Alternative Beta Fund - Class I	$9,555,100	7 .1
806,294	@	ING Clarion Global Real Estate Portfolio - Class I	6,724,489	5 .0
1,042,751		ING Growth and Income Portfolio - Class I	20,166,798	14 .9
1,945,984		ING Intermediate Bond Portfolio - Class I	24,830,751	18 .4
4,561,609		ING International Index Portfolio - Class I	32,113,728	23 .8
809,452	@	ING Large Cap Growth Portfolio - Class I	9,389,642	6 .9
1,290,966	@	ING Large Cap Value Portfolio - Class I	9,436,964	7 .0
1,154,709		ING MidCap Opportunities Portfolio - Class I	12,055,166	8 .9
705,150		ING Small Company Portfolio - Class I	10,718,283	7 .9
		Total Investments in Affiliated Investment Companies
		(Cost $132,906,548)	$134,990,921	99 .9
		Assets in Excess of Other Liabilities	128,808	0 .1
		Net Assets	$135,119,729	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $144,870,954.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,204,303
		Gross Unrealized Depreciation		(18,084,336)
		Net Unrealized depreciation		$(9,880,033)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$134,990,921	$—	$—	$134,990,921
Total Investments, at value	$134,990,921	$—	$—	$134,990,921

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.7%
803,892		ING Alternative Beta Fund - Class I	$8,247,937	6 .0
812,117	@	ING Clarion Global Real Estate Portfolio - Class I	6,773,057	5 .0
490,134		ING Growth and Income Portfolio - Class I	9,479,191	6 .9
4,136,719		ING Intermediate Bond Portfolio - Class I	52,784,540	38 .5
3,637,567		ING International Index Portfolio - Class I	25,608,471	18 .7
815,071	@	ING Large Cap Growth Portfolio - Class I	9,454,822	6 .9
1,299,935	@	ING Large Cap Value Portfolio - Class I	9,502,526	6 .9
775,398		ING MidCap Opportunities Portfolio - Class I	8,095,158	5 .9
443,918		ING Small Company Portfolio - Class I	6,747,559	4 .9
		Total Investments in Affiliated Investment Companies
		(Cost $132,203,059)	$136,693,261	99 .7
		Assets in Excess of Other Liabilities	359,582	0 .3
		Net Assets	$137,052,843	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $145,116,669.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,902,711
		Gross Unrealized Depreciation		(16,326,119)
		Net Unrealized depreciation		$(8,423,408)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$136,693,261	$—	$—	$136,693,261
Total Investments, at value	$136,693,261	$—	$—	$136,693,261

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011